INCOME TAX - Income taxes, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid:
PRC	¥ 561,920
Total income taxes paid	¥ 561,920	¥ 389,837	¥ 302,717